Trade, other payables and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Trade payables	$ 5,317	$ 6,207
Non-trade payables and accrued expenses	2,210	2,688
Total financial trade and other payables	11,052	12,449
Current portion of provisions and other non-financial payables	819	903
Trade, other payables and provisions	11,870	13,352
Joint venture [Member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 2,283	$ 2,074